Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

7.	Intangible Assets and Goodwill

There were no intangible assets or goodwill at December 31, 2016. At June 30, 2017, intangible assets and goodwill consist of the following:

	June 30, 2017	Life
Permits and licenses	$50,000	-
Customer lists	351,431	7 years
Goodwill	221,556	-
Total intangible assets and goodwill	622,987
Less accumulated amortization	(15,481)
Intangible assets and goodwill - net	$607,506

Amortization expense totaled $15,481 and nil for the six months ended June 30, 2017 and 2016, respectively.